Commitments and Contingencies - Schedule of Contractual Commitments (Details) - Equipment Lease [Member]	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
2020	$ 880
2021	1,759
2022	$ 880		$ 1,846
CAD [Member]
2020		$ 1,199
2021		2,397
2022		$ 1,199		$ 2,397